Basis of Presentation and Our Segments (Segment Reporting Information by % of Disaggregated Net Revenue) (Details)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Disaggregation of Net Revenue - Beverages	42.00%	41.00%	42.00%
Disaggregation of Net Revenue - Convenient Foods	58.00%	59.00%	58.00%
Disaggregation of beverage revenue from company-owned bottlers	35.00%	35.00%	37.00%
EMEA
Disaggregation of Revenue [Line Items]
Disaggregation of Net Revenue - Beverages	35.00%	35.00%	38.00%
Disaggregation of Net Revenue - Convenient Foods	65.00%	65.00%	62.00%
International (Outside of North America)
Disaggregation of Revenue [Line Items]
Disaggregation of Net Revenue - Beverages	29.00%	29.00%	31.00%
Disaggregation of Net Revenue - Convenient Foods	71.00%	71.00%	69.00%
North America
Disaggregation of Revenue [Line Items]
Disaggregation of Net Revenue - Beverages	50.00%	50.00%	50.00%
Disaggregation of Net Revenue - Convenient Foods	50.00%	50.00%	50.00%